Subsidiaries and Non-controlling Interests - Summary Of Significant Subsidiaries Within The Group (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Grab Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
Grab Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
A2G Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
A6 Holding Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%